TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE	12 Months Ended
Dec. 31, 2024
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

	12.31.2024	12.31.2023
State VAT (ICMS)(1)	1,980,977	2,062,276
PIS and COFINS	517,616	261,261
Withholding taxes and contributions(2)	326,802	191,475
Other taxes	87,043	98,063
Total	2,912,438	2,613,075

Current	2,306,093	1,937,770
Non-current	606,345	675,305

(1)Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$563,895 and R$635,800 on December 31, 2024 and 2023 , respectively.
(2)Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.